ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Customer deposits	$-	$6,999,980
Payroll and related benefits	236,200	-
Professional fees	-	-
Placement agent fees	-	-
Other	955	7,551
Total accrued expenses and other current liabilities	$237,155	$7,007,531